Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Other Accounts Receivable [Abstract]
Schedule of Other Accounts Receivable
	December 31,
	2022	2021
Government authorities	$45	$52
Other receivables	46	2,504
Prepaid expenses	40	348

	$131	$2,904